Investment properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in investment property [abstract]
Beginning balance	$ 3,214	$ 3,494
Transfer to right-of-use asset	(1,409)
Derecognition of investment property	(1,566)
Amortization	(239)	(280)
Ending balance	$ 0	$ 3,214